FINANCIAL RISK MANAGEMENT - Schedule of financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Gross amount of derivative financial assets	$ 43.7	$ 57.4
Related liabilities subject to master netting arrangements of derivative financial assets	(43.1)	(29.1)
Cash collateral received	0.0	0.0
Net exposure of derivative financial assets	0.6	28.3
Gross amount of derivative financial liabilities	(77.2)	(30.0)
Related assets subject to master netting arrangements of derivative financial liabilities	43.1	29.1
Net exposure of derivative financial liabilities	$ (34.1)	$ (0.9)